SHARE-BASED PAYMENTS - Fair value assumptions (Details)	Jul. 12, 2022 Y $ / shares
SHARE-BASED PAYMENTS
Risk-free interest rate	0.00%
Maximum
SHARE-BASED PAYMENTS
Exercise price | $ / shares	$ 204.66
Expected life (years) | Y	9.83
Estimated volatility factor	44.40%
Minimum
SHARE-BASED PAYMENTS
Exercise price | $ / shares	$ 7.16
Expected life (years) | Y	0.03
Estimated volatility factor	34.90%